Financial Instruments - Additional Information (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Instruments [Abstract]
Gross unrealized gains recorded in short-term investments	¥ 2,019	¥ 848